UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22216

                GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Third Quarter Report — September 30, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2016, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was 1.0%, compared with total returns of 1.8% and (3.7)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was 3.8%. The Fund’s NAV per share was $7.63, while the price of the publicly traded shares closed at $7.72 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2016.

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)					Since
	Quarter	1 Year	3 Year	5 Year	Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	1.03%	28.39%	(2.21)%	(1.75)%	(5.26)%
Investment Total Return (c)	3.84	51.51	(0.72)	(0.89)	(5.38)
CBOE S&P 500 Buy/Write Index	1.83	8.48	7.50	9.92	6.60
XAU Index	(3.73)	103.24	0.21	(12.66)	(12.36)
Dow Jones U.S. Basic Materials Index	4.63	24.76	4.49	9.52	2.79(d)
S&P Global Agribusiness Equity Index	4.18	11.29	3.88	7.64	2.72
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 89.5%
	Agriculture — 8.6%
83,500	Archer Daniels Midland Co.(a)	$3,521,195
20,000	Bunge Ltd.	1,184,600
54,500	Monsanto Co.(a)	5,569,900
51,000	Syngenta AG, ADR(a)	4,467,600

		14,743,295

	Energy and Energy Services — 25.9%
19,800	Anadarko Petroleum Corp.(a)	1,254,528
20,500	Apache Corp.(a)	1,309,335
4,500	Baker Hughes Inc.	227,115
40,000	BP plc, ADR(a)	1,406,400
30,000	Cabot Oil & Gas Corp.	774,000
3,800	Carrizo Oil & Gas Inc.†(a)	154,356
30,000	Cheniere Energy Inc.†	1,308,000
26,000	Chevron Corp.(a)	2,675,920
6,000	Concho Resources Inc.†(a)	824,100
20,000	ConocoPhillips	869,400
6,000	Continental Resources Inc.†	311,760
16,300	Devon Energy Corp.(a)	718,990
17,500	Diamondback Energy Inc.†(a)	1,689,450
29,400	Encana Corp.	307,818
64,000	Eni SpA	921,691
19,500	EOG Resources Inc.	1,885,845
80,000	Exxon Mobil Corp.(a)	6,982,400
12,000	FMC Technologies Inc.†	356,040
32,500	Halliburton Co.(a)	1,458,600
10,500	Hess Corp.	563,010
30,500	Kinder Morgan Inc.	705,465
26,700	Marathon Petroleum Corp.(a)	1,083,753
4,800	Newfield Exploration Co.†	208,608
12,000	Noble Energy Inc.	428,880
10,500	Occidental Petroleum Corp.	765,660
17,000	Patterson-UTI Energy Inc.	380,290
15,000	Phillips 66	1,208,250
11,000	Pioneer Natural Resources Co.(a)	2,042,150
15,000	Plains GP Holdings LP, Cl. A	194,100
120,000	Royal Dutch Shell plc, Cl. A	2,976,981
41,770	Schlumberger Ltd.(a)	3,284,793
40,900	Suncor Energy Inc.(a)	1,136,202
10,000	Sunoco LP	290,100
39,000	The Williams Companies Inc.	1,198,470
37,500	Total SA, ADR(a)	1,788,750
10,000	Valero Energy Corp.	530,000

		44,221,210

	Exchange Traded Funds — 2.8%
25,500	SPDR Gold Shares†(a)	3,203,820
152,000	United States Oil Fund LP†	1,661,360

		4,865,180

	Food and Beverage — 2.0%
15,000	Pilgrim’s Pride Corp.	316,800

Shares		Market Value

42,000	Tyson Foods Inc., Cl. A(a)	$3,136,140

		3,452,940

	Health Care — 1.9%
62,300	Zoetis Inc.(a)	3,240,223

	Machinery — 3.1%
10,000	AGCO Corp.	493,200
157,500	CNH Industrial NV, New York	1,137,150
42,400	Deere & Co.	3,618,840

		5,249,190

	Metals and Mining — 40.7%
95,000	Acacia Mining plc	612,589
140,000	Agnico Eagle Mines Ltd.(a)	7,585,200
175,000	Alacer Gold Corp.†	437,517
572,918	Alamos Gold Inc., Cl. A(a)	4,697,928
33,000	AngloGold Ashanti Ltd., ADR†(a)	525,360
145,000	Antofagasta plc	984,809
231,286	AuRico Metals Inc.†	192,158
137,500	Barrick Gold Corp.	2,436,500
370,200	Centerra Gold Inc.	2,028,841
224,300	Detour Gold Corp.†	4,879,395
405,000	Eldorado Gold Corp., New York†(a)	1,591,650
61,300	Franco-Nevada Corp.(a)	4,283,031
1,548	Fresnillo plc	36,397
300,000	Gold Fields Ltd., ADR	1,455,000
275,000	Goldcorp Inc.(a)	4,543,000
380,000	Harmony Gold Mining Co. Ltd., ADR	1,326,200
145,500	IAMGOLD Corp.†	589,275
85,500	Klondex Mines Ltd.†	491,383
10,000	Labrador Iron Ore Royalty Corp.	105,949
67,500	Newmont Mining Corp.	2,652,075
430,750	OceanaGold Corp.	1,293,613
74,500	Osisko Gold Royalties Ltd.	815,443
600,000	Perseus Mining Ltd.†	250,270
79,500	Randgold Resources Ltd., ADR(a)	7,955,565
41,700	Rio Tinto plc, ADR(a)	1,392,780
114,000	Royal Gold Inc.	8,827,020
886,400	Saracen Mineral Holdings Ltd.†	976,906
67,500	Silver Wheaton Corp.(a)	1,824,525
145,200	Tahoe Resources Inc.(a)	1,862,916
113,700	Torex Gold Resources Inc.†	2,459,550
10,000	US Silica Holdings Inc.	465,600

		69,578,445

	Retail — 0.7%
16,500	Tractor Supply Co.	1,111,275

	Specialty Chemicals — 3.8%
15,000	Agrium Inc.(a)	1,360,350
30,000	CF Industries Holdings Inc.	730,500
15,000	FMC Corp.(a)	725,100
136,200	Potash Corp of Saskatchewan Inc.(a)	2,222,784

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
57,500	The Mosaic Co.(a)	$1,406,450

		6,445,184

	TOTAL COMMON STOCKS	152,906,942

	CONVERTIBLE PREFERRED STOCKS — 0.5%
	Energy and Energy Services — 0.5%
15,700	Kinder Morgan Inc. 9.750%	786,099

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Energy and Utilities — 0.2%
$ 350,000	Chesapeake Energy Corp. 5.500%, 09/15/26	350,000

	U.S. GOVERNMENT OBLIGATIONS — 9.8%
16,800,000	U.S. Treasury Bills, 0.075% to 0.411%††, 10/06/16 to 11/03/16(b)	16,796,850

	TOTAL INVESTMENTS — 100.0% (Cost $186,731,427)	$170,839,891

	Aggregate tax cost	$195,728,630

	Gross unrealized appreciation	$4,496,563
	Gross unrealized depreciation	(29,385,302)

	Net unrealized appreciation/depreciation	$(24,888,739)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) — (6.1)%
100	AGCO Corp.	Nov. 16/50	$17,500
150	Agnico Eagle Mines Ltd.	Oct. 16/50	70,875
300	Agnico Eagle Mines Ltd.	Oct. 16/55	47,700
250	Agnico Eagle Mines Ltd.	Nov. 16/50	145,625
400	Agnico Eagle Mines Ltd.	Nov. 16/55	122,000
300	Agnico Eagle Mines Ltd.	Dec. 16/55	130,473
50	Agrium Inc.	Oct. 16/90	13,750
50	Agrium Inc.	Nov. 16/97.50	8,500
50	Agrium Inc.	Dec. 16/92.50	19,994
875	Alacer Gold Corp.(d)	Oct. 16/4	3,001
875	Alacer Gold Corp.(d)	Jan. 17/4	18,341
2,830	Alamos Gold Inc.	Oct. 16/7	385,418
1,000	Alamos Gold Inc.	Nov. 16/8	89,140
2,200	Alamos Gold Inc.	Dec. 16/7.50	330,000
90	Anadarko Petroleum Corp.	Nov. 16/52.50	103,275

Number of Contracts		Expiration Date/ Exercise Price	Market Value
66	Anadarko Petroleum Corp.	Dec. 16/55	$61,628
55	AngloGold Ashanti Ltd., ADR	Oct. 16/16	3,988
55	AngloGold Ashanti Ltd., ADR	Oct. 16/16	8,634
55	AngloGold Ashanti Ltd., ADR	Oct. 16/18	963
55	AngloGold Ashanti Ltd., ADR	Nov. 16/16	6,600
55	AngloGold Ashanti Ltd., ADR	Nov. 16/18	2,888
55	AngloGold Ashanti Ltd., ADR	Dec. 16/15	11,782
50	Antofagasta plc(e)	Oct. 16/560	3,571
50	Antofagasta plc(e)	Nov. 16/560	8,645
45	Antofagasta plc(e)	Dec. 16/480	35,742
40	Apache Corp.	Oct. 16/55	36,920
42	Apache Corp.	Oct. 16/55	36,015
43	Apache Corp.	Oct. 16/57.50	29,670
42	Apache Corp.	Nov. 16/57.50	31,710
80	Apache Corp.	Dec. 16/55	81,038
279	Archer-Daniels-Midland Co.	Oct. 16/44	4,743
100	Archer-Daniels-Midland Co.	Nov. 16/44	4,452
278	Archer-Daniels-Midland Co.	Dec. 16/43	35,028
178	Archer-Daniels-Midland Co.	Nov. 18/43	13,026
45	Baker Hughes Inc.	Oct. 16/46	21,263
425	Barrick Gold Corp.	Oct. 16/18	24,650
375	Barrick Gold Corp.	Nov. 16/18	39,375
400	Barrick Gold Corp.	Dec. 16/19	38,000
375	Barrick Gold Corp.	Jan. 17/8	363,750
200	BP plc, ADR	Oct. 16/35	17,600
100	BP plc, ADR	Nov. 16/35	11,800
100	BP plc, ADR	Dec. 16/34	19,900
100	Bunge Ltd.	Oct. 16/60	9,500
100	Bunge Ltd.	Nov. 16/60	22,000
100	Cabot Oil & Gas Corp.	Oct. 16/24	19,600
100	Cabot Oil & Gas Corp.	Nov. 16/24	25,700
100	Cabot Oil & Gas Corp.	Dec. 16/24	25,819
38	Carrizo Oil & Gas Inc.	Oct. 16/40	9,120
817	Centerra Gold Inc.(d)	Oct. 16/7	24,908
250	Centerra Gold Inc.(d)	Oct. 16/8	1,239
500	Centerra Gold Inc.(d)	Oct. 16/9	1,906
168	Centerra Gold Inc.(d)	Nov. 16/8	3,201
900	Centerra Gold Inc.(d)	Nov. 16/9	7,546
165	Centerra Gold Inc.(d)	Dec. 16/8	4,453
900	Centerra Gold Inc.(d)	Jan. 17/8	34,300
100	CF Industries Holdings Inc.	Oct. 16/33	29
100	CF Industries Holdings Inc.	Nov. 16/27.50	5,088
100	CF Industries Holdings Inc.	Dec. 16/28	6,496
60	Cheniere Energy Inc.	Oct. 16/45	5,520
100	Cheniere Energy Inc.	Nov. 16/44	21,839
70	Cheniere Energy Inc.	Nov. 16/45	12,880

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) (Continued)
70	Cheniere Energy Inc.	Dec. 16/40	$34,300
70	Chevron Corp.	Oct. 16/105	5,530
100	Chevron Corp.	Nov. 16/105	17,200
90	Chevron Corp.	Dec. 16/100	48,150
525	CNH Industrial NV	Oct. 16/7.50	7,875
525	CNH Industrial NV	Nov. 16/7.50	14,438
525	CNH Industrial NV	Dec. 16/7.50	15,750
30	Concho Resources Inc.	Nov. 16/135	24,600
30	Concho Resources Inc.	Dec. 16/115	68,760
67	ConocoPhillips	Oct. 16/44	5,494
67	ConocoPhillips	Nov. 16/42	18,961
100	ConocoPhillips	Nov. 16/44	17,400
60	Continental Resources Inc.	Jan. 17/22.50	180,300
4	Deere & Co.	Oct. 16/77.50	3,200
40	Deere & Co.	Oct. 16/85	7,200
140	Deere & Co.	Nov. 16/85	39,200
100	Deere & Co.	Dec. 16/80	72,000
40	Deere & Co.	Dec. 16/82.50	22,000
100	Deere & Co.	Jan. 17/85	35,582
700	Detour Gold Corp.(d)	Nov. 16/28	124,052
392	Detour Gold Corp.(d)	Nov. 16/30	41,681
750	Detour Gold Corp.(d)	Dec. 16/28	160,067
400	Detour Gold Corp.(d)	Jan. 17/17	358,245
48	Devon Energy Corp.	Oct. 16/39	23,520
55	Devon Energy Corp.	Nov. 16/42	21,835
60	Devon Energy Corp.	Dec. 16/42	27,300
75	Diamondback Energy Inc.	Oct. 16/95	24,000
50	Diamondback Energy Inc.	Nov. 16/95	31,950
50	Diamondback Energy Inc.	Dec. 16/90	53,000
3,500	Eldorado Gold Corp.	Oct. 16/5.50	8,750
2,200	Eldorado Gold Corp.	Nov. 16/4	77,000
1,500	Eldorado Gold Corp.	Dec. 16/4.50	39,765
180	Encana Corp.	Oct. 16/10	15,300
114	Encana Corp.	Dec. 16/10	12,917
28	Eni SpA(f)	Oct. 16/15	13
28	Eni SpA(f)	Nov. 16/13.50	3,535
72	Eni SpA(f)	Dec. 16/13.50	14,801
65	EOG Resources Inc.	Oct. 16/87.50	57,005
65	EOG Resources Inc.	Nov. 16/87.50	70,200
65	EOG Resources Inc.	Dec. 16/85	83,363
200	Exxon Mobil Corp.	Oct. 16/90	7,600
100	Exxon Mobil Corp.	Nov. 16/85	36,000
200	Exxon Mobil Corp.	Nov. 16/90	18,600
200	Exxon Mobil Corp.	Dec. 16/87.50	51,000
100	Exxon Mobil Corp.	Dec. 16/85	41,000
50	FMC Corp.	Oct. 16/50	3,250
50	FMC Corp.	Nov. 16/50	9,000
50	FMC Corp.	Dec. 16/47.50	17,071
40	FMC Technologies Inc.	Oct. 16/31	2,400
40	FMC Technologies Inc.	Nov. 16/30	5,760
40	FMC Technologies Inc.	Dec. 16/30	7,100

Number of Contracts		Expiration Date/ Exercise Price	Market Value
15	Franco-Nevada Corp.	Oct. 16/55	$23,550
118	Franco-Nevada Corp.	Oct. 16/75	7,670
250	Franco-Nevada Corp.	Nov. 16/75	178,108
115	Franco-Nevada Corp.	Dec. 16/65	91,707
115	Franco-Nevada Corp.	Dec. 16/70	57,685
750	Gold Fields Ltd., ADR	Jan. 17/3	146,625
1,250	Gold Fields Ltd., ADR	Jan. 17/4	147,500
1,000	Gold Fields Ltd., ADR	Jan. 17/5	57,000
775	Goldcorp Inc.	Oct. 16/17	32,550
275	Goldcorp Inc.	Oct. 16/18	4,950
1,200	Goldcorp Inc.	Nov. 16/19	46,800
500	Goldcorp Inc.	Dec. 16/17	61,135
500	Goldcorp Inc.	Dec. 16/18	42,530
100	Halliburton Co.	Oct. 16/45	12,600
110	Halliburton Co.	Nov. 16/45	21,120
110	Halliburton Co.	Dec. 16/42.50	37,943
1,400	Harmony Gold Mining Co. Ltd., ADR	Oct. 16/4	3,500
1,400	Harmony Gold Mining Co. Ltd., ADR	Nov. 16/4	17,500
1,000	Harmony Gold Mining Co. Ltd., ADR	Dec. 16/3	71,730
35	Hess Corp.	Oct. 16/57.50	2,205
35	Hess Corp.	Nov. 16/55	9,625
35	Hess Corp.	Dec. 16/50	21,000
650	IAMGOLD Corp.	Oct. 16/5	3,250
300	IAMGOLD Corp.	Nov. 16/5	4,200
505	IAMGOLD Corp.	Dec. 16/4.50	15,150
75	JBS SA	Nov. 16/22	4,500
75	JBS SA	Dec. 16/23.25	3,188
65	Kinder Morgan Inc.	Oct. 16/20	20,670
65	Kinder Morgan Inc.	Nov. 16/21	14,124
175	Kinder Morgan Inc.	Dec. 16/20	61,250
285	Klondex Mines Ltd.(d)	Oct. 16/8	3,476
285	Klondex Mines Ltd.(d)	Nov. 16/8	7,603
285	Klondex Mines Ltd.(d)	Dec. 16/8	10,319
133	Marathon Petroleum Corp.	Oct. 16/42.50	9,443
133	Marathon Petroleum Corp.	Nov. 16/42	17,289
125	Monsanto Co.	Oct. 16/95	90,000
125	Monsanto Co.	Nov. 16/110	3,125
125	Monsanto Co.	Dec. 16/110	6,625
192	The Mosaic Co.	Oct. 16/30	384
192	The Mosaic Co.	Dec. 16/27	13,632
420	Newcrest Mining Ltd.(g)	Nov. 16/24	22,128
16	Newfield Exploration Co.	Oct. 16/45	1,392
16	Newfield Exploration Co.	Nov. 16/45	2,960
16	Newfield Exploration Co.	Dec. 16/42	6,560
450	Newmont Mining Corp.	Nov. 16/42	58,950
300	Newmont Mining Corp.	Oct. 16/42	15,600
60	Noble Energy Inc.	Oct. 16/35	9,300
60	Noble Energy Inc.	Nov. 16/35	11,700
35	Occidental Petroleum Corp.	Oct. 16/77.50	770

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) (Continued)
35	Occidental Petroleum Corp.	Nov. 16/75	$5,705
35	Occidental Petroleum Corp.	Dec. 16/77.50	3,699
750	OceanaGold Corp.(d)	Oct. 16/5	1,746
750	OceanaGold Corp.(d)	Nov. 16/5	6,063
1,400	OceanaGold Corp.(d)	Dec. 16/4.50	40,017
500	Osisko Gold Royalties Ltd.(d)	Oct. 16/18	1,143
95	Osisko Gold Royalties Ltd.(d)	Nov. 16/17	905
150	Osisko Gold Royalties Ltd.(d)	Dec. 16/15	8,003
60	Patterson-UTI Energy Inc.	Oct. 16/19	19,380
60	Patterson-UTI Energy Inc.	Oct. 16/20	15,750
50	Patterson-UTI Energy Inc.	Nov. 16/20	15,250
50	Phillips 66	Oct. 16/80	10,000
50	Phillips 66	Nov. 16/80	15,500
50	Phillips 66	Dec. 16/80	14,642
35	Pioneer Natural Resources Co.	Oct. 16/160	91,700
35	Pioneer Natural Resources Co.	Nov. 16/175	54,775
40	Pioneer Natural Resources Co.	Dec. 16/165	103,200
50	Plains GP Holdings LP	Oct. 16/12	5,500
50	Plains GP Holdings LP	Nov. 16/12	6,500
50	Plains GP Holdings LP	Dec. 16/12	7,174
454	Potash Corp of Saskatchewan Inc.	Oct. 16/18	3,178
454	Potash Corp of Saskatchewan Inc.	Dec. 16/18	14,528
454	Potash Corp Of Saskatchewan Inc.	Nov. 16/17	20,430
159	Randgold Resources Ltd., ADR	Oct. 16/90	176,490
31	Randgold Resources Ltd., ADR	Oct. 16/97.50	14,880
75	Randgold Resources Ltd., ADR	Oct. 16/100	24,750
89	Randgold Resources Ltd., ADR	Nov. 16/90	109,915
73	Randgold Resources Ltd., ADR	Nov. 16/100	38,690
103	Randgold Resources Ltd., ADR	Nov. 16/105	35,020
53	Randgold Resources Ltd., ADR	Dec. 16/90	68,635
212	Randgold Resources Ltd., ADR	Dec. 16/97.50	190,800
77	Rio Tinto plc, ADR	Oct. 16/32.50	12,320
170	Rio Tinto plc, ADR	Nov. 16/32.50	36,040
200	Rio Tinto plc, ADR	Nov. 16/35	19,400

Number of Contracts		Expiration Date/ Exercise Price	Market Value
170	Rio Tinto plc, ADR	Dec. 16/32.50	$43,350
40	Royal Dutch Shell plc(e)	Oct. 16/2000	5,838
40	Royal Dutch Shell plc(e)	Nov. 16/2000	11,028
40	Royal Dutch Shell plc(e)	Dec. 16/1800	71,889
620	Royal Gold Inc.	Oct. 16/70	523,900
120	Royal Gold Inc.	Nov. 16/70	111,600
200	Royal Gold Inc.	Dec. 16/77.50	135,740
200	Royal Gold Inc.	Dec. 16/87.50	57,890
140	Schlumberger Ltd.	Oct. 16/78	30,100
138	Schlumberger Ltd.	Nov. 16/80	26,496
485	Silver Wheaton Corp.	Dec. 16/19	421,950
190	Silver Wheaton Corp.	Jan. 17/22	111,150
85	State Street Corp.	Oct. 16/128	5,525
85	State Street Corp.	Nov. 16/128	14,450
85	State Street Corp.	Dec. 16/128	19,635
200	Suncor Energy Inc.	Oct. 16/28	11,200
136	Suncor Energy Inc.	Nov. 16/26	31,552
73	Suncor Energy Inc.	Dec. 16/27	12,994
35	Sunoco LP	Oct. 16/32.50	263
15	Sunoco LP	Nov. 16/30	720
50	Sunoco LP	Dec. 16/32.50	1,450
700	Tahoe Resources Inc.	Oct. 16/5	21,000
750	Tahoe Resources Inc.	Oct. 16/15	9,375
350	Tahoe Resources Inc.	Dec. 16/15	14,000
192	The Mosaic Co.	Nov. 16/30	2,112
130	The Williams Companies Inc.	Oct. 16/26	60,775
130	The Williams Companies Inc.	Nov. 16/28	44,850
400	Torex Gold Resources Inc.(d)	Nov. 16/34	19,818
400	Torex Gold Resources Inc.(d)	Dec. 16/35	24,391
125	Total SA, ADR	Oct. 16/50	2,500
100	Total SA, ADR	Nov. 16/49	11,209
25	Total SA, ADR	Nov. 16/50	1,725
125	Total SA, ADR	Dec. 16/47.50	24,500
55	Tractor Supply Co.	Oct. 16/90	138
55	Tractor Supply Co.	Nov. 16/90	688
55	Tractor Supply Co.	Dec. 16/70	14,504
140	Tyson Foods Inc.	Oct. 16/67.50	107,800
140	Tyson Foods Inc.	Nov. 16/75	30,800
140	Tyson Foods Inc.	Dec. 16/75	44,057
450	United States Commodities Fund LLC	Oct. 16/12	3,150
500	United States Commodities Fund LLC	Nov. 16/12	11,500
570	United States Commodities Fund LLC	Dec. 16/11.50	29,640
100	US Silica Holdings Inc.	Dec. 16/28	181,500
40	Valero Energy Corp.	Oct. 16/52.50	6,840
60	Valero Energy Corp.	Dec. 16/60	2,940

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) (Continued)
700	Van Eck Associates Corp.	Oct. 16/27.50	$40,600
700	Van Eck Associates Corp.	Nov. 16/27.50	91,980
700	Van Eck Associates Corp.	Dec. 16/25	201,600
200	Weatherford International plc	Nov. 16/8	800
130	The Williams Companies Inc.	Dec. 16/34	12,220
200	Zoetis Inc.	Nov. 16/50	57,000
200	Zoetis Inc.	Oct. 16/0	62,500
200	Zoetis Inc.	Dec. 16/0	54,112

	TOTAL CALL OPTIONS WRITTEN (Premiums received $10,097,817)		10,328,830

Number of Contracts		Expiration Date/ Exercise Price	Market Value
140	Schlumberger Ltd.	Dec. 16/78	$38,525
200	United States Commodities Fund LLC	Oct. 16/10	1,800

	TOTAL PUT OPTIONS WRITTEN (Premiums received $43,496)		40,325

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $10,141,313)		$10,369,155

	Aggregate premiums		$(10,141,313)

	Gross unrealized appreciation		$3,293,651
	Gross unrealized depreciation		(3,521,493)

	Net unrealized appreciation/depreciation		$(227,842)

(a)	Securities, or a portion thereof, with a value of $72,000,979 were deposited with the broker as collateral for options written.
(b)	At September 30, 2016, $16,800,000 of the principal amount was pledged as collateral for options written.
(c)	At September 30, 2016, the Fund had written Option Contracts with Pershing LLC and Morgan Stanley.
(d)	Exercise price denoted in Canadian dollars.
(e)	Exercise price denoted in British pence.
(f)	Exercise price denoted in Euros.
(g)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value

Long Positions
North America	80.9%	$138,156,051
Europe	13.9	23,680,711
Latin America	2.6	4,469,393
South Africa	1.9	3,306,560
Asia/Pacific	0.7	1,227,176

Total Investments	100.0%	$170,839,891

Short Positions
North America	(6.0)%	$(10,191,964)
Europe	(0.1)	(155,063)
Asia/Pacific	(0.0)	(22,128)

Total Investments	(6.1)%	$(10,369,155)

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs	Total Market Value at 9/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$152,906,942	—	—	$152,906,942
Convertible Preferred Stock (a)	786,099	—	—	786,099
Convertible Corporate Bonds (a)	—	$ 350,000	—	350,000
U.S. Government Obligations	—	16,796,850	—	16,796,850
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$153,693,041	$ 17,146,850	—	$170,839,891
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$ (3,716,049)	$ (6,612,781)	—	$ (10,328,830)
Put Options Written	(1,800)	(38,525)	—	(40,325)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (3,717,849)	$ (6,651,306)	—	$ (10,369,155)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At September 30, 2016, the Fund held no Level 3 investments.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at September 30, 2016 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2016, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2015, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

Total long term capital loss carryforward post-effective with no expiration	$48,941,675

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and

Trust Company

GNT Q3/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/23/2016

* Print the name and title of each signing officer under his or her signature.